INCOME TAXES - Tax losses year of expiration (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Income taxes
Recognized losses	$ (280)	$ (508)
Recognized DTA	73	163
Non-recognized losses	(9,423)	(9,735)
Non-recognized DTA	1,894	1,955
Recognized credits	(59)	(55)
Recognized DTA	59	55
Non-recognized credits	(143)	0
Non-recognized DTA	31	0
0-5 years
Income taxes
Recognized losses	0	(83)
Recognized DTA	0	17
Non-recognized losses	(1,292)	(968)
Non-recognized DTA	279	198
Recognized credits	(13)	(30)
Recognized DTA	13	30
Non-recognized credits	0	0
Non-recognized DTA	0	0
6-10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	(1,645)	(2,421)
Non-recognized DTA	357	497
Recognized credits	(46)	(25)
Recognized DTA	46	25
Non-recognized credits	0	0
Non-recognized DTA	0	0
More than 10 years
Income taxes
Recognized losses	0	0
Recognized DTA	0	0
Non-recognized losses	0	0
Non-recognized DTA	0	0
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	0	0
Non-recognized DTA	0	0
Indefinite
Income taxes
Recognized losses	(280)	(425)
Recognized DTA	73	146
Non-recognized losses	(6,486)	(6,346)
Non-recognized DTA	1,258	1,260
Recognized credits	0	0
Recognized DTA	0	0
Non-recognized credits	(143)	0
Non-recognized DTA	$ 31	$ 0